PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

11. PROPERTY AND EQUIPMENT

Property and
equipment
Net book value - December 31, 2022	$1,181
Depreciation	(354)
Net book value - December 31, 2023	827
Additions	11,000
Depreciation	(2,082)
Net book value - December 31, 2024	9,745
Depreciation	(2,779)
Net book value - December 31, 2025	$6,966

Property and equipment consists of exploration equipment and information technology hardware.